Stock-Based Compensation - Schedule of allocated share-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 3,498	$ 749
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		5
Selling and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 3,498	$ 744